Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 294,958	$ 642,648
Russian ruble bank accounts [Member]
Cash and cash equivalents	174,599	116,949
USD bank accounts [Member]
Cash and cash equivalents	82,659	432,624
Euro bank accounts [Member]
Cash and cash equivalents	14,439	52,524
Bank accounts in other currencies [Member]
Cash and cash equivalents	12,350	23,194
Other Bank Accounts [Member]
Cash and cash equivalents	$ 10,911	$ 17,357